Income Taxes and Duties - Summary of Principal Factors Generating Deferred Income Tax (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Deferred income tax liability:
Total deferred income tax liability	$ (353,607)	$ (6,865,025)	$ (3,341,350)
PEMEX
Deferred income tax asset:
Provisions		11,921,054	11,032,260	$ 8,919,555
Employee benefits provision		57,214,536	61,711,054	71,640,981
Advance payments from clients		220,215	176,967	188,283
Accrued liabilities		7,771,316	2,676,964	1,681,362
Non-recoverable accounts receivable		127,843	24,890	102,435
Derivative financial instruments		34,870	10,746	41,735
Wells, pipelines, properties and equipment		8,462,555	5,452,609	5,151,623
Tax loss carry-forwards		76,428,341	8,468,185	12,427,658
Deferred DUC asset net		162,180,730	89,553,675	100,153,632
Deferred income tax liability:
Wells, pipelines, properties, plant and equipment		(5,070,345)	(1,191,034)	(1,101,832)
Other		(1,794,680)	(2,150,316)	(2,310,282)
Total deferred income tax liability		(6,865,025)	(3,341,350)	(3,412,114)
Net, deferred DUC asset		155,315,705	86,212,325	$ 96,741,518
PEMEX | Recognized in profit and loss
Deferred income tax asset:
Provisions		888,794	2,112,705
Employee benefits provision		3,579,336	3,652,157
Advance payments from clients		43,248	(11,316)
Accrued liabilities		5,094,352	995,602
Non-recoverable accounts receivable		102,953	(77,545)
Derivative financial instruments		24,124	(30,989)
Wells, pipelines, properties and equipment		3,009,946	300,986
Tax loss carry-forwards		67,960,156	(3,959,473)
Deferred DUC asset net		80,702,909	2,982,127
Deferred income tax liability:
Wells, pipelines, properties, plant and equipment		(3,879,311)	(89,202)
Other		355,636	159,966
Total deferred income tax liability		(3,523,675)	70,764
Net, deferred DUC asset		77,179,234	3,052,891
PEMEX | Recognized in OCI
Deferred income tax asset:
Provisions		0	0
Employee benefits provision		(8,075,854)	(13,582,084)
Advance payments from clients		0	0
Accrued liabilities		0	0
Non-recoverable accounts receivable		0	0
Derivative financial instruments		0	0
Wells, pipelines, properties and equipment		0	0
Tax loss carry-forwards		0	0
Deferred DUC asset net		(8,075,854)	(13,582,084)
Deferred income tax liability:
Wells, pipelines, properties, plant and equipment		0	0
Other		0	0
Total deferred income tax liability		0	0
Net, deferred DUC asset		$ (8,075,854)	$ (13,582,084)